Fair Value (Details) - Schedule of Reconciliation of Fair Value of the Unquoted Equities Under Level 3 Fair Value Hierarchy - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Reconciliation Of Fair Value Of The Unquoted Equities Under Level3 Fair Value Hierarchy Abstract
Balance at the beginning of period / year	$ 7,364	$ 7,046
Total gains unrealize recognized in earnings	5,650	318
Transfer out of Level 3	(12,640)
Balance at the end of the period	$ 374	$ 7,364